Related-Party Transactions (Details) In Thousands, unless otherwise specified	12 Months Ended																									1 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Tibetan Yingli USD ($)	Dec. 31, 2013 Tibetan Yingli CNY	Dec. 31, 2012 Tibetan Yingli CNY	Dec. 31, 2011 Tibetan Yingli CNY	Dec. 31, 2013 Subsidiaries of Yingli Group USD ($)	Dec. 31, 2013 Subsidiaries of Yingli Group CNY	Dec. 31, 2012 Subsidiaries of Yingli Group CNY	Dec. 31, 2011 Subsidiaries of Yingli Group CNY	Dec. 31, 2013 Entity whose equity shareholder is a noncontrolling interest holder of the company's foreign subsidiary USD ($)	Dec. 31, 2013 Entity whose equity shareholder is a noncontrolling interest holder of the company's foreign subsidiary CNY	Dec. 31, 2012 Entity whose equity shareholder is a noncontrolling interest holder of the company's foreign subsidiary CNY	Dec. 31, 2011 Entity whose equity shareholder is a noncontrolling interest holder of the company's foreign subsidiary CNY	Dec. 31, 2013 Entity whose equity shareholder is a noncontrolling interest holder of the company's subsidiary USD ($)	Dec. 31, 2013 Entity whose equity shareholder is a noncontrolling interest holder of the company's subsidiary CNY	Dec. 31, 2013 Affiliate USD ($)	Dec. 31, 2013 Affiliate CNY	Dec. 31, 2012 Affiliate CNY	Dec. 31, 2011 Affiliate CNY	Dec. 31, 2013 Yingli Lixian USD ($)	Dec. 31, 2013 Yingli Lixian CNY	Dec. 31, 2012 Yingli Lixian CNY	Aug. 31, 2013 Yingli China USD ($)	Aug. 31, 2013 Yingli China CNY	Dec. 31, 2013 Hainan Tianneng USD ($)	Dec. 31, 2013 Hainan Tianneng CNY	Dec. 31, 2012 Cyber Power USD ($)	Dec. 31, 2012 Cyber Power CNY
Related-Party Transactions
Sales of products to related parties	$ 148,154	896,881	452,268	343,226	$ 1,645	9,961	10,454	9,439	$ 99,386	601,652	128,621	96,386	$ 16,151	97,772	198,805	5,844			$ 30,972	187,496	114,388	231,557
Purchase of raw materials and services from related parties	196,220	1,187,857	1,144,343	1,322,363
Purchase of raw materials from related parties									161,691	978,826	854,822	1,090,362	2	12	728	169,203	2,915	17,648
Purchase of services from related parties									31,612	191,371	288,793	62,798
Accounts receivable from related parties	74,141	448,830	284,515
Prepayments for materials to related party suppliers	25,994	157,362	183,269
Other amounts due from related parties	7,560	45,759	226,794
Total due from related parties	107,695	651,951	694,578
Long-term portion of amounts due from related party	5,286	32,000
Prepayments for construction of property, plant and equipment to related party suppliers	4,371	26,458	21,249
Total other due from related parties	4,371	26,458	21,249
Amounts due to related parties	(75,629)	(457,838)	(353,558)
Total due to related parties	(75,629)	(457,838)	(353,558)
Equity interest (as a percent)																			20.00%	20.00%	20.00%	20.00%
Term of loan facility									1 year	1 year	1 year	1 year
Principal amount									4,130	25,000	50,000	100,000
Interest rate (as a percent)									6.00%	6.00%	5.40%	7.22%
Collected amount from repayment of loans made to related parties	27,256	165,000							10,737	65,000
Extended term of loan facility											1 year
Purchase of land use right paid on behalf of related party									875	5,300	5,700
Payment of construction of building on behalf of related party									467	2,830																		826	5,000
Deposit for guarantee																							$ 1,241	7,510	4,490	$ 1,652	10,000			$ 1,652	10,000